ORGANIZATION (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES OF THE COMPANY

Subsidiaries	Place of incorporation	Date of incorporation	Percentage of ownership	Principal activities
Elong Power International Co, Limited (“Elong Power International”)	BVI	September 20, 2023	100%	Investment holding
Elong Power (Hong Kong) International Limited (“Elong Power (Hong Kong)”)	Hong Kong	October 9, 2023	100%	Investment holding
Jingyang Power (Ganzhou) Co., Ltd. (“Jingyang Power (Ganzhou)”)	Ganzhou, PRC	November 2, 2023	100%	Investment holding
Huizhou Jingyang Energy Technology Co., Ltd. (“Huizhou Jingyang”)	Huizhou, PRC	January 26, 2014	100%	R&D and manufacturing of lithium-ion power batteries, lithium-ion power battery systems and their accessories
Ganzhou Zhangyang Energy Technology Co., Ltd. (“Ganzhou Zhangyang”)	Ganzhou, PRC	May 28, 2018	100%	R&D and manufacturing of lithium-ion batteries, backup power supplies, energy storage systems and accessories.
Zibo Jingyang New Energy Technology Co., Ltd. (“Zibo Jingyang”)	Zibo, PRC	September 29, 2022	100%	R&D and manufacturing of battery spare parts and energy storage technology services
Elong Power (Beijing) Co., Ltd. (“Beijing Yipeng”)	Beijing, PRC	April 26, 2024	100%	Operations, sales and R&D
TMT Acquisition Corp (“TMT”)	Cayman Islands	July 6, 2021	100%	Investment holding
Elong Power (Zibo) Co., Ltd. (“Elong Power (Zibo)”)	Zibo, PRC	January 23, 2025	100%	Operations, sales and R&D

Subsidiaries	Place of incorporation	Date of incorporation	Percentage of ownership	Principal activities
Elong Power International Co, Limited (“Elong Power International”)	BVI	September 20, 2023	100%	Investment holding
Elong Power (Hong Kong) International Limited (Elong Power (Hong Kong))	Hong Kong	October 9, 2023	100%	Investment holding
Elong Power (Ganzhou) Co., Ltd.	Ganzhou, PRC	November 2, 2023	100%	Investment holding
Huizhou City Yipeng Energy Technology Co., Ltd. (“Huizhou Yipeng”)	Huizhou, PRC	January 26, 2014	100%	R&D and manufacturing of lithium-ion power batteries, lithium-ion power battery systems and their accessories
Ganzhou Yipeng Energy & Technology Co., Ltd. (“Ganzhou Yipeng”)	Ganzhou, PRC	May 28, 2018	100%	R&D and manufacturing of lithium-ion batteries, backup power supplies, energy storage systems and accessories.
Zibo Yipeng Energy & Technology Co., Ltd. (“Zibo Yipeng”)	Zibo, PRC	September 29, 2022	100%	R&D and manufacturing of battery spare parts and energy storage technology services
Elong Power (Beijing) Co., Ltd. (“Beijing Yipeng”)	Beijing, PRC	April 26, 2024	100%	Operations, sales and R&D
TMT Acquisition Corp (“TMT”)	Cayman Islands	July 6, 2021	100%	Investment holding